UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Item 1. REPORTS TO STOCKHOLDERS.

QCI
ASSET MANAGEMENT, INC.

QCI Balanced Fund

ANNUAL REPORT

From October 1, 2019 through September 30, 2020

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Rd., Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

COMPANY HISTORY

Originally founded in 1975, QCI Asset Management is a completely independent, 100% employee owned firm, managing investment portfolios for high net worth individuals, trusts, pension and retirement plans, corporations, higher education and other non-for-profit clients. We also provide objective, fee-based consulting advice to the fiduciaries for participant-directed retirement plans.

You Come First. Your financial success is what drives us. We're focused on helping you achieve your goals for the future. Highly responsive client service and regular, proactive communication is what you can expect from us.

Right Sized for Success. QCI Asset Management is small enough to offer you the personal service you deserve, yet large enough to back up that service with knowledgeable talent experienced in the finance industry. We conduct our own investment research and provide a wide range of services, all without selling you commission based financial products.

Consistent, Responsible Investment Practices. The basic principles of good investing never change. Accounts are structured with the goal of achieving acceptable, absolute performance during strong "up" markets, while providing superior relative returns in "down" markets. We follow well-defined processes at every step, with focused attention to detail and precision.

This approach is now broadly available via our QCI Balanced Fund. For more information and a prospectus, please call (800) 836-3960.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at e-qci.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

The QCI Balanced Fund is a series of the Starboard Investment Trust.

For More Information on the QCI Balanced Fund:

See Our Web site at e-qci.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/QCI, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/QCI.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

Letter to Shareholders
(Unaudited)
November 2020

Dear Shareholder,
The unprecedented, massive, and well-coordinated fiscal and monetary stimulus programs that spurred the market snap-back rally in the spring are reviving the economy.  The “jagged V” recovery we predicted is coming to pass, and some key data points suggest underlying growth is accelerating.  While this is good news for the economy, the stock market has largely priced this in, and we see increased volatility ahead.
We spent the summer reinflating the “airbags” on portfolios that, in our opinion, protected them so well going into the COVID crisis.  Though economic activity is increasing, and consumer sentiment is improving, the rally in stock prices has left little room for error.  As we approach a contentious election and publication of results from vaccine clinical trials, we stand ready to again capitalize on any market disruptions.  We believe our floor stop risk management strategy allows us to participate as the market continues higher, while buffering downside exposure.
Interest rates appear to have stabilized and begun to move higher, corroborating our view on the economy.  We continue to expect rates to fluctuate, but slowly grind higher as data continue to improve and we work toward a vaccine.  Inflation is popping up in spots, and our hedges in bond portfolios are performing very well.  We expect to see inflation momentum build over the next 12 months.
While many companies have been reducing physical office space, we are expanding to accommodate several new QCI team members as we continue to grow. Construction on the lower level of the building has begun, and we expect to have use of the space by year end. Please visit our website to learn more about our new staff and the expansion project.
As always, thank you for your continued trust in QCI.

Sincerely,
Edward Shill, CFA	Gerald Furciniti, CFA
Lead Portfolio Manager	Co-Portfolio Manager

(RCQCI1020001)

QCI Balanced Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from January 30, 2014 (Date of Initial Public Investment) to September 30, 2020

Comparison of the Change in Value of a $25,000 Investment
This graph assumes an initial investment of $25,000 at January 30, 2014 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts performance of the QCI Balanced Fund versus the Lipper Flexible Portfolio Funds. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns

	As of	One	Five	Since
	September 30, 2020	Year	Year	Inception*
	QCI Balanced Fund - Institutional Class Shares	9.38%	7.84%	6.40%
	Lipper Flexible Portfolio Funds**	4.93%	3.78%	2.07%

*	The Inception Date of the Fund is January 30, 2014.
**
The Lipper Flexible Portfolio Funds is an unmanaged index which is comprised of balanced funds that are flexible in reducing risk and increasing returns.  Investors cannot invest directly in an index or benchmark.

				(Continued)

QCI Balanced Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from January 30, 2014 (Date of Initial Public Investment) to September 30, 2020
Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles and derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses (such as litigation expenses)) to not more than 0.97% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through January 31, 2021  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the expenses would be 1.18% per the Fund’s most recent prospectus dated February 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

QCI Balanced Fund

Schedule of Investments

As of September 30, 2020
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 16.89%

Communication Services - 1.52%
Verizon Communications, Inc.	$ 880,000	4.125%	3/16/2027	$1,040,477
				1,040,477
Consumer Staples - 1.51%
General Mills, Inc.	880,000	4.200%	4/17/2028	1,038,103
				1,038,103
Energy - 1.44%
Chevron Corp.	940,000	2.566%	5/16/2023	989,460
				989,460
Financials - 5.19%
Bank of America Corp.	745,000	1.389%	10/21/2022	752,747
JP Morgan Chase & Co.	940,000	4.350%	8/15/2021	972,902
US Bancorp	755,000	3.600%	9/11/2024	836,298
Wells Fargo Bank N.A.	1,000,000	0.902%	9/9/2022	1,003,717
				3,565,664
Industrials - 3.07%
John Deere Capital Corp.	950,000	2.800%	1/27/2023	1,001,521
Norfolk Southern Corp.	245,000	3.250%	12/1/2021	251,527
Norfolk Southern Corp.	825,000	3.000%	4/1/2022	852,897
				2,105,945
Information Technology - 2.97%
Apple, Inc.	940,000	2.450%	8/4/2026	1,024,549
Microsoft Corp.	890,000	3.300%	2/6/2027	1,015,753
				2,040,302
Utilties - 1.19%
Duke Energy Corp.	755,000	2.650%	9/1/2026	816,902
				816,902

Total Corporate Bonds (Cost $11,290,583)				11,596,853

FEDERAL AGENCY OBLIGATIONS - 9.38%
Federal Home Loan Mortgage Corp.	1,720,000	0.250%	6/26/2023	1,721,336
Federal National Mortgage Association	1,645,000	1.875%	9/24/2026	1,778,521
Federal National Mortgage Association	1,145,000	2.000%	1/5/2022	1,171,897
Federal National Mortgage Association	1,625,000	2.625%	9/6/2024	1,773,259

Total Federal Agency Obligations (Cost $6,087,308)				6,445,013

UNITED STATES TREASURY NOTES - 4.18%
United States Treasury Note	1,095,000	2.375%	8/15/2024	1,186,706
United States Treasury Note	1,635,000	1.625%	11/15/2022	1,686,605

Total United States Treasury Notes (Cost $2,751,503)				2,873,311

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2020
		Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - 1.34%
	New York State Urban Development Corp.	$ 750,000	3.270%	3/15/2028	$846,368
	New York State Urban Development Corp.	65,000	3.320%	3/15/2029	72,787

	Total Municipal Bonds (Cost $797,877)				919,155

REAL ESTATE INVESTMENT TRUST - 0.78%

Real Estate - 0.78%				Shares
	Americold Realty Trust			15,000	536,250

	Total Real Estate Investment Trust (Cost $499,506)				536,250

COMMON STOCKS - 48.48%

Communication Services - 5.93%				Shares
*	Alphabet, Inc. - Class C			845	1,241,812
*	Discovery, Inc.			34,000	740,180
*	Facebook, Inc.			2,771	725,725
	The Walt Disney Co.			4,170	517,414
	Verizon Communications, Inc.			14,225	846,245
					4,071,376
Consumer Discretionary - 5.81%
*	Amazon.com, Inc.			474	1,492,498
	McDonald's Corp.			3,500	768,215
	Starbucks Corp.			6,642	570,681
	The Home Depot, Inc.			2,115	587,357
	The TJX Cos., Inc.			10,200	567,630
					3,986,381
Consumer Staples - 3.48%
	Constellation Brands, Inc.			4,185	793,099
	PepsiCo, Inc.			5,405	749,133
	The Procter & Gamble Co.			6,085	845,754
					2,387,986
Energy - 2.24%
	Chevron Corp.			6,481	466,632
	Enbridge, Inc.			18,558	541,894
	Exxon Mobil Corp.			15,500	532,115
					1,540,641
Financials - 9.05%
	Bank of America Corp.			35,500	855,195
*	Berkshire Hathaway, Inc. - Class B			7,000	1,490,580
	Chubb Ltd.			4,575	531,249
	JP Morgan Chase & Co.			10,150	977,141
	Mastercard, Inc.			2,300	777,791
	The Goldman Sachs Group, Inc.			3,500	703,395
	The PNC Financial Services Group, Inc.			8,000	879,280
					6,214,631

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2020
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Health Care - 6.60%
	Abbott Laboratories	7,064	$768,775
*	Biogen, Inc.	1,985	563,105
	Humana, Inc.	1,727	714,788
*	Incyte Corp.	6,000	538,440
	Johnson & Johnson	7,622	1,134,763
	Roche Holding AG	19,000	813,390
			4,533,261
Industrials - 5.15%
	Caterpillar, Inc.	4,665	695,785
	General Dynamics Corp.	3,500	484,505
	Southwest Airlines Co.	17,000	637,500
	The Boeing Co.	6,348	1,049,070
*	The LS Starrett Co.	10,878	32,090
	United Parcel Service, Inc.	3,842	640,192
			3,539,142
Information Technology - 9.13%
	Apple, Inc.	18,000	2,084,580
*	Check Point Software Technologies Ltd.	6,000	722,040
	Intel Corp.	9,485	491,133
	Microsoft Corp.	8,000	1,682,640
	NVIDIA Corp.	728	394,008
*	ServiceNow, Inc.	1,000	485,000
	Universal Display Corp.	2,267	409,738
			6,269,139
Utilities - 1.09%
	NextEra Energy, Inc.	2,700	749,412
			749,412

	Total Common Stocks (Cost $25,642,685)		33,291,969

EXCHANGE-TRADED PRODUCTS - 7.10%

Fixed Income - 4.89%
	Schwab US TIPS ETF	22,100	1,362,023
	Vanguard Mortgage-Backed Securities ETF	36,800	1,997,136
			3,359,159
Materials - 1.09%
*	SPDR Gold Shares ETF	4,222	747,801
			747,801
Small-Cap - 1.12%
	Vanguard Small-Cap ETF	5,000	769,000
			769,000

	Total Exchange-Traded Products (Cost $4,521,912)		4,875,960

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2020
			Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 11.72%
	Fidelity Institutional Money Market Funds -
	Government Portfolio, 0.01% §		8,052,467	$8,052,467

	Total Short-Term Investment (Cost $8,052,467)			8,052,467

Total Value of Investments (Cost $59,643,841) - 99.87%				$68,590,978

Other Assets Less Liabilities - 0.13%				87,139

Net Assets - 100.00%				$68,678,117

*	Non-income producing investment
§	Represents 7 day effective yield on September 30, 2020.

	Summary of Investments
	by Sector	% of Net
	(Unaudited)	Assets	Value
	Corporate Bonds	16.89%	$11,596,853
	Federal Agency Obligations	9.38%	6,445,013
	United States Treasury Notes	4.18%	2,873,311
	Municipal Bonds	1.34%	919,155
	Real Estate Investment Trust	0.78%	536,250
	Common Stocks:
	Communication Services	5.93%	4,071,376
	Consumer Discretionary	5.81%	3,986,381
	Consumer Staples	3.48%	2,387,986
	Energy	2.24%	1,540,641
	Financials	9.05%	6,214,631
	Health Care	6.60%	4,533,261
	Industrials	5.15%	3,539,142
	Information Technology	9.13%	6,269,139
	Utilities	1.09%	749,412
	Exchange-Traded Products:
	Fixed Income	4.89%	3,359,159
	Materials	1.09%	747,801
	Small-Cap	1.12%	769,000
	Short-Term Investment	11.72%	8,052,467
	Other Assets Less Liabilities	0.13%	87,139
	Total Net Assets	100.00%	$68,678,117

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities

As of September 30, 2020

Assets:
Investments, at value (cost $59,643,841)	$68,590,978
Receivables:
Fund shares sold	28,083
Dividends and interest	110,504
Prepaid expenses:
Registration and filing fees	8,161
Fund accounting fees	2,294
Insurance fees	1,131

Total assets	68,741,151

Liabilities:
Payables:
Fund shares purchased	2,175
Accrued expenses:
Advisory fees	34,382
Professional fees	21,494
Custody fees	2,258
Shareholder fulfillment fees	1,187
Security pricing fees	690
Miscellaneous expenses	355
Trustee fees and meeting expenses	310
Administration fees	183

Total liabilities	63,034

Net Assets	$68,678,117

Net Assets Consist of:
Paid in Interest	$56,297,035
Distributable Earnings	12,381,082

Total Net Assets	$68,678,117
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	5,358,881
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.82

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations

For the fiscal year ended September 30, 2020

Investment Income:
Dividends (net of foreign withholding tax $10,628)	$705,476
Interest	524,174

Total Investment Income	1,229,650

Expenses:
Advisory fees (Note 2)	467,159
Administration fees (Note 2)	70,835
Professional fees	41,445
Registration and filing fees	35,784
Fund accounting fees (Note 2)	35,200
Transfer agent fees (Note 2)	21,500
Custody fees (Note 2)	16,651
Shareholder fulfillment expenses	16,345
Trustee fees and meeting expenses (Note 3)	14,454
Compliance service fees (Note 2)	12,106
Security pricing fees	9,806
Miscellaneous expenses (Note 2)	4,204
Insurance fees	3,491
Interest expense	207

Total Expenses	749,187

Fees waived by the Advisor (Note 2)	(119,613)

Net Expenses	629,574

Net Investment Income	600,076

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	3,452,419

Net change in unrealized appreciation on investments	1,607,690

Net Realized and Unrealized Gain on Investments	5,060,109

Net Increase in Net Assets Resulting from Operations	$5,660,185

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets

For the fiscal year ended September 30,	2020	2019

Operations:
Net investment income	$600,076	$806,627
Net realized gain from investment transactions and options written	3,452,419	1,571,416
Net change in unrealized appreciation on investments
and options written	1,607,690	347,681

Net Increase in Net Assets Resulting from Operations	5,660,185	2,725,724

Distributions to Shareholders	(1,138,419)	(6,532,249)

Decrease in Net Assets Resulting from Distributions	(1,138,419)	(6,532,249)

Beneficial Interest Transactions:
Shares sold	8,027,087	5,399,590
Reinvested dividends and distributions	1,133,354	6,472,821
Shares repurchased	(8,343,136)	(8,200,879)

Increase in Net Assets from Beneficial Interest Transactions	817,305	3,671,532

Net Increase (Decrease) in Net Assets	5,339,071	(134,993)

Net Assets:
Beginning of year	63,339,046	63,474,039
End of year	$68,678,117	$63,339,046

Institutional Share Class Information:
Shares sold	649,493	459,417
Reinvested distributions	93,531	586,765
Shares repurchased	(692,890)	(693,998)

Net Increase in Shares of Beneficial Interest	50,134	352,184

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	September 30,
each of the fiscal years ended	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Year	$11.93	$12.81	$11.68	$10.95	$10.20

Income from Investment Operations:
Net investment income (b)	0.11	0.15	0.12	0.10	0.11
Net realized and unrealized gain
on securities	0.99	0.27	1.13	0.73	0.75

Total from Investment Operations	1.10	0.42	1.25	0.83	0.86

Less Distributions to Shareholders:
Net investment income	(0.11)	(0.24)	(0.12)	(0.10)	(0.11)
Net realized gains	(0.10)	(1.06)	-	-	-

Total from Distributions to Shareholders	(0.21)	(1.30)	(0.12)	(0.10)	(0.11)

Net Asset Value, End of Year	$12.82	$11.93	$12.81	$11.68	$10.95

Total Return (e)	9.38%	4.38%	10.76%	7.59%	8.45%

Net Assets, End of Year (in thousands)	$68,678	$63,339	$63,474	$60,315	$58,349

Ratios of:
Gross Expenses to Average Net Assets (a)(d)	1.15%	1.17%	1.14%	1.19%	1.18%
Net Expenses to Average Net Assets (a)	0.97%	0.97%	1.00%	1.00%	1.00%
Net Investment Income to Average Net Assets (a)(c)	0.92%	1.29%	0.99%	0.86%	1.05%

Portfolio turnover rate	47.81%	48.59%	43.92%	29.19%	38.35%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b) Calculated using average shares method.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(e)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of applicable sales charges and redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

See Notes to Financial Statements

QCI Balanced Fund
Notes to Financial Statements
As of September 30, 2020

1.  Organization and Significant Accounting Policies

The QCI Balanced Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate, diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

QCI Balanced Fund
Notes to Financial Statements
As of September 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2020 for the Fund’s assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$11,596,853	$-	$11,596,853	$-
Federal Agency Obligations	6,445,013	-	6,445,013	-
United States Treasury Notes	2,873,311	-	2,873,311	-
Municipal Bonds	919,155	-	919,155	-
Real Estate Investment Trust	536,250	536,250	-	-
Common Stocks*	33,291,969	33,291,969	-	-
Exchange-Traded Products*	4,875,960	4,875,960	-	-
Short-Term Investment	8,052,467	8,052,467	-	-
Total Assets	$68,590,978	$46,756,646	$21,834,332	$-

 *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund held no Level 3 securities during the fiscal year ended September 30, 2020.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.  These amounts can be found on the Statement of Operations.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Board of Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

QCI Balanced Fund
Notes to Financial Statements
As of September 30, 2020

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to QCI Asset Management, Inc. (the “Advisor”) calculated at the annual rate of 0.72% of the Fund’s average daily net assets.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.97% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2021.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  The Advisor cannot recoup any amounts previously waived or reimbursed.

For the fiscal year ended September 30, 2020, $467,159 in advisory fees were incurred, and $119,613 of fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2020, the Administrator received $4,204 in miscellaneous reporting expenses.

(Continued)

QCI Balanced Fund
Notes to Financial Statements
As of September 30, 2020

A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $70,835 in administration fees, $16,651 in custody fees, and $35,200 in fund accounting fees for the fiscal year ended September 30, 2020.

Compliance Services
For the fiscal period from October 1, 2019 through March 30, 2020, Cipperman Compliance Services, LLC provided services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC was entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Effective April 1, 2020, The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $21,500 in transfer agent fees during the fiscal year ended September 30, 2020.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed. These expenses are included in the shareholder fulfillment expenses on the Statement of Operations.

3.   Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Prior to April 1, 2020, the Independent Trustees received $2,000 each year from the Fund plus $500 per meeting for any special meeting held for the Fund.  The Trust reimbursed each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator.

(Continued)

QCI Balanced Fund
Notes to Financial Statements
As of September 30, 2020

4.   Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$29,031,090	$31,894,906

Purchases of Government Securities	Proceeds from Sales of Government Securities
$2,757,496	$6,156,756

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years ended from September 30, 2018 through September 30, 2020 and determined the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the open tax years, the Fund did not incur any interest or penalties.

Distributions during the fiscal years ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year Ended	Ordinary Income	Long-Term- Capital Gains
09/30/2020	$ 600,421	$ 537,998
09/30/2019	$ 1,976,243	$ 4,556,006

 At September 30, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 59,921,845

Unrealized Appreciation	$ 10,758,764
Unrealized Depreciation	(2,089,631)
Net Unrealized Appreciation	$ 8,669,133

Accumulated Long-Term Capital Gains	3,771,949
Distributable Earnings	$ 12,381,082

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

QCI Balanced Fund
Notes to Financial Statements
As of September 30, 2020

7.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2020, Charles Schwab held 49.50% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

8.   Subsequent Events

Management is currently evaluating the impact of the COVID-19 virus on the financial services industry and has concluded that, while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of the QCI Balanced Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of QCI Balanced Fund, a series of shares of beneficial interest in Starboard Investment Trust (the “Fund”), including the schedule of investments, as of September 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
November 23, 2020

QCI Balanced Fund
Additional Information (Unaudited)
As of September 30, 2020

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended September 30, 2020.

During the fiscal year ended September 30, 2020, the Fund paid $600,421 in income distributions and $537,998 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

QCI Balanced Fund
Additional Information (Unaudited)
As of September 30, 2020

Institutional Class Shares	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,152.80	$5.22
	$1,000.00	$1,020.15	$4.90
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.97%, multiplied by 183/366 (to reflect the one-half year period).

5.   Approval of Investment Advisory Agreement

In connection with the regular Board meeting held on March 12, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement"). The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Advisor began managing the Fund (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives, policies and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares (although no portion of the investment advisory fee was targeted to pay distribution expenses).  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.
(ii)
Performance.  The Trustees compared the performance of the Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average).  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective, policies, and limitations.  The Trustees noted that the Fund had outperformed the peer group and category for all periods.

After reviewing the investment performance of the Fund, the Advisor’s experience managing the Fund, the historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.
(iii)
Fees and Expenses.  The Trustees noted the management fees for the Fund under the Investment Advisory Agreement.  The Trustees noted that the management fee and net expense ratio for the Fund were higher than the average of the peer group, but lower than the category average.  They further discussed that the Advisor believed this was due primarily to the peer group average being skewed downward by index funds.  The Trustees considered the Advisor’s unique research and investment process in evaluating the reasonableness of its management fee.

(Continued)

QCI Balanced Fund
Additional Information (Unaudited)
As of September 30, 2020

Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.
(iv)
Profitability.  The Board reviewed the Advisor profitability analysis in connection with its management of the Fund over the past twelve months. The Board noted that the Advisor realized a profit for the prior twelve months of operations.  After discussion, the Trustees concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would stay the same regardless of the Fund’s asset levels but noted the Advisor’s willingness to consider breakpoints in the future as assets grow.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that renewal of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

6.   Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees each received aggregate compensation of $3,614 during the fiscal year ended September 30, 2020 for their services to the Funds and Trust.

(Continued)

QCI Balanced Fund
Additional Information (Unaudited)
As of September 30, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Life Insurance Company (insurance company) from 2003 to 2015.	12
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2011 to present, Hillman Capital Management Investment Trust for all its series from 2009 to present, Centaur Mutual Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2016 to present, Leeward Investment Trust for all its series from 2018 to present, and WST Investment Trust for all its series from 2013 to present, (all registered investment companies). Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas from 2011 to present. Previously, member of Board of Directors of M&F Bancorp Mechanics & Farmers Bank from 2009 to 2019. Previously, member of Board of Visitors of North Carolina Central University School of Business from 1990 to 2016. Previously, Board of Directors of NC Mutual Life Insurance Company from 2004 to 2016. Previously, President and CEO of North Carolina Mutual Life Insurance Company from 2003 to 2015.

Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	12
Independent Trustee of World Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2002 to present, Leeward Investment Trust for all its series from 2011 to present, and Hillman Capital Management Investment Trust for all its series from 2000 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Partner at Pikar Properties from 2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	12	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	12	None.

(Continued)

QCI Balanced Fund
Additional Information (Unaudited)
As of September 30, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary, Principal Accounting Officer and Principal Financial Officer	Since 05/15	Director of Fund Administration, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Matthew Baskir (07/1979)	Chief Compliance Officer	Since 04/20
Compliance Director, The Nottingham Company, Inc., since 2020. Formerly, Consultant at National Regulatory Services from 2019 to 2020. Formerly, Counsel at Financial Industry Regulatory Authority (FINRA), Member Supervision from 2016-2019. Formerly Counsel at FINRA, Market Regulation Enforcement from 2014 – 2016.

QCI
ASSET M
, INC

GERALD FURCINITI, CFA

Co-Portfolio Manager

Jerry is a Portfolio Manager, Senior Equity Analyst, and serves as Co-Portfolio Manager of the QCI Balanced Fund. He is also QCI's Chief Technology Officer.

Jerry joined QCI in 2001 and became a Principal in 2017.

As an active member of the community, Jerry volunteers as a Director on the Board of the Rochester Rotary Charitable Trust. He previously served on the Board of Friendship Children's Center and the CFA Society of Rochester, where he is a past President. He has also mentored student teams that compete in the CFA Institute Research Challenge.

H. EDWARD SHILL, CFA

Lead Portfolio Manager

Ed is the President and CEO of QCI. He is also as the firm's Chief Investment Officer, and Lead Portfolio Manager of the QCI Balanced Fund.

Ed joined QCI in 1992 and became a Principal in 1994. In 2017, he became the majority shareholder of QCI and was named President and CEO.

Community service is a crucial part of Ed's life. He is an Honorary Director for Willow Domestic Violence Center, previously Alternatives for Battered Women (ABW), and has served on the board of the Society for the Protection & Care of Children.

Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr.  Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the QCI Balanced Fund (the “Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the audit of the Fund’s financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	September 30, 2019	September 30, 2020
QCI Balanced Fund	$12,000	$11,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2019 and September 30, 2020 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2019	September 30, 2020
QCI Balanced Fund	$2,000	$3,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended September 30, 2019 and September 30, 2020 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended September 30, 2019 and September 30, 2020 were $2,000 and $3,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	December 3, 2020

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer

Date:	December 3, 2020